Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		$ (993,916)	$ (11,351,821)	$ (6,461,273)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 9,400,000
Long-lived assets held for sale		6,000,000	55,230,000
Total	9,400,000	6,000,000	55,230,000
Long-lived assets held and used	(1,531,130)	(993,916)	(3,189,858)
Total	(1,531,130)	(993,916)	(3,189,858)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	9,400,000
Long-lived assets held for sale		6,000,000	55,230,000
Total	$ 9,400,000	$ 6,000,000	$ 55,230,000